FAIR VALUE MEASUREMENTS (Fair Value and Carrying Value of Debt) (Detail) - USD ($) $ in Millions		Jun. 30, 2020		Dec. 31, 2019		Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Gross		$ 3,368.1		$ 1,287.1		$ 1,290.9
Less - Current debt	[1]			0.0		(2.4)
Unamortized Debt Issuance Expense		(43.4)		(24.3)		(30.5)
Long-term debt		3,324.7		1,262.8		1,258.0
Long-term Debt, Fair Value		3,214.2		1,358.3		1,233.7
Less - Current maturities, Fair value	[1]			0.0		(2.4)
Long-term debt, excluding current maturities, Fair value		3,214.2		1,358.3		1,231.3
2025 Senior Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt		725.0	[2]	725.0	[2],[3]	725.0	[3]
Long-term Debt, Fair Value		661.8	[2]	776.5	[2],[3]	688.4	[3]
2023 Senior Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt		0.0	[4]	500.0	[3],[4],[5]	500.0	[3],[5]
Long-term Debt, Fair Value		0.0	[4]	519.7	[3],[4],[5]	479.4	[3],[5]
Catalyst Obligation [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt	[1]	32.1		47.6		44.3
Long-term Debt, Fair Value	[1]	32.1		47.6		44.3
2025 Senior Secured Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt	[2]	1,000.0		0.0
Long-term Debt, Fair Value	[2]	1,074.3		0.0
2028 Senior Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt	[2]	1,000.0		0.0
Long-term Debt, Fair Value	[2]	835.0		0.0
Line of Credit [Member] | Revolving Credit Facility [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Line of Credit		600.0	[6]	0.0	[6]	0.0
Lines of Credit, Fair Value Disclosure	[6]	600.0		0.0
PBF Rail Logistics Company LLC [Member] | PBF Rail Term Loan [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt	[6]	11.0		14.5		21.6
Long-term Debt, Fair Value	[6]	$ 11.0		$ 14.5		$ 21.6

[1]	Catalyst financing arrangements are valued using a market approach based upon commodity prices for similar instruments quoted in active markets and are categorized as a Level 2 measurement. The Company has elected the fair value option for accounting for its catalyst repurchase obligations as the Company's liability is directly impacted by the change in fair value of the underlying catalyst.
[2]	The estimated fair value, categorized as a Level 2 measurement, was calculated based on the present value of future expected payments utilizing implied current market interest rates based on quoted prices of the outstanding senior notes.
[3]	The estimated fair value, categorized as a Level 2 measurement, was calculated based on the present value of future expected payments utilizing implied current market interest rates based on quoted prices of the Senior Notes.
[4]	As disclosed in "Note 6 - Debt", the 2023 Senior Notes were redeemed in full on February 14, 2020.
[5]	As disclosed in "Note 7 - Credit Facilities and Debt", these notes became unsecured following the Collateral Fall-Away Event on May 30, 2017
[6]	The estimated fair value approximates carrying value, categorized as a Level 2 measurement, as these borrowings bear interest based upon short-term floating market interest rates.